Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Payroll and benefits		$ 185	$ 493
Professional and consultant fees		496	242
Product development costs		62	117
Commissions		85	107
Warranty		61	29
Other		248	273
Accrued expenses	$ 1,202	$ 1,137	$ 1,261